INCOME TAXES - Expiry Date of Non-Capital Losses (Details) - Non-Capital Losses - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 4,053	$ 3,026
Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	133	18
Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	25	6
Year three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	41	20
Year four
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	10	35
Year five
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	13	10
Beyond
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	472	416
Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 3,359	$ 2,521